Schedule of Investments - September 30, 2020
Hotchkis & Wiley Mid-Cap Value Fund (Unaudited)

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COMMON STOCKS - 99.48%	Held		Value
COMMUNICATION SERVICES - 6.13%
Media - 6.13%
Discovery, Inc. (a)		312,200	$6,119,120
The Interpublic Group of Companies, Inc.		83,600	1,393,612
News Corp.		391,000	5,481,820
Omnicom Group, Inc.		40,800	2,019,600
ViacomCBS, Inc.		75,400	2,111,954
TOTAL COMMUNICATION SERVICES			17,126,106

CONSUMER DISCRETIONARY - 13.84%
Auto Components - 5.63%
Adient PLC (a)		286,400	4,963,312
The Goodyear Tire & Rubber Company		496,000	3,804,320
Lear Corp.		13,900	1,515,795
Magna International, Inc.		119,300	5,457,975
			15,741,402
Automobiles - 1.89%
General Motors Company		138,300	4,092,297
Harley-Davidson, Inc.		48,500	1,190,190
			5,282,487
Diversified Consumer Services - 1.16%
H&R Block, Inc.		199,100	3,243,339

Hotels, Restaurants & Leisure - 0.54%
Hyatt Hotels Corp.		28,500	1,521,045

Household Durables - 0.17%
TRI Pointe Group, Inc. (a)		25,800	468,012

Specialty Retail - 4.45%
Bed Bath & Beyond, Inc.		481,900	7,218,862
The ODP Corp.		268,045	5,213,475
			12,432,337
TOTAL CONSUMER DISCRETIONARY			38,688,622

CONSUMER STAPLES - 1.81%
Food Products - 1.81%
Bunge Ltd.		110,500	5,049,850
TOTAL CONSUMER STAPLES			5,049,850

ENERGY - 14.59%
Energy Equipment & Services - 2.46%
Frank's International NV (a)		492,900	759,066
Halliburton Company		84,900	1,023,045
National Oilwell Varco, Inc.		82,900	751,074
NexTier Oilfield Solutions, Inc. (a)		1,458,565	2,698,345
Schlumberger NV		106,700	1,660,252
			6,891,782
Oil, Gas & Consumable Fuels - 12.13%
Apache Corp.		429,700	4,069,259
Cairn Energy PLC (a) (v)		8,662,900	16,076,812
Cenovus Energy, Inc.		269,800	1,049,522
Equitrans Midstream Corp.		269,400	2,279,124
Hess Corp.		61,800	2,529,474
Kosmos Energy Ltd.		4,311,620	4,206,417
Marathon Oil Corp.		494,600	2,022,914
PDC Energy, Inc. (a)		133,500	1,654,733
			33,888,255
TOTAL ENERGY			40,780,037

FINANCIALS - 28.67%
Banks - 12.97%
CIT Group, Inc.		350,224	6,202,467
Citizens Financial Group, Inc.		453,100	11,454,368
Comerica, Inc.		36,700	1,403,775
Fifth Third Bancorp		105,200	2,242,864
First Horizon National Corp.		307,800	2,902,554
Popular, Inc.		332,200	12,048,894
			36,254,922
Capital Markets - 2.49%
Evercore, Inc.		43,000	2,814,780
Lazard Ltd.		57,500	1,900,375
State Street Corp.		37,700	2,236,741
			6,951,896
Consumer Finance - 2.63%
Discover Financial Services		66,500	3,842,370
SLM Corp.		433,100	3,503,779
			7,346,149
Diversified Financial Services - 1.91%
Equitable Holdings, Inc.		292,300	5,331,552

Insurance - 8.67%
Alleghany Corp.		2,800	1,457,260
American International Group, Inc.		331,500	9,126,195
CNO Financial Group, Inc.		525,300	8,425,812
Enstar Group Ltd. (a)		20,300	3,278,450
The Hartford Financial Services Group, Inc.		52,700	1,942,522
			24,230,239
TOTAL FINANCIALS			80,114,758

HEALTH CARE - 3.40%
Health Care Equipment & Supplies - 1.57%
Zimmer Biomet Holdings, Inc.		32,300	4,397,322

Health Care Providers & Services - 1.83%
Centene Corp. (a)		87,500	5,103,875
TOTAL HEALTH CARE			9,501,197

INDUSTRIALS - 13.51%
Aerospace & Defense - 0.71%
Embraer SA - ADR (a)		450,100	1,984,941

Air Freight & Logistics - 3.41%
Royal Mail PLC (v)		3,104,600	9,519,831

Construction & Engineering - 1.73%
Fluor Corp.		547,200	4,820,832

Machinery - 5.33%
CNH Industrial NV (a)		770,100	6,022,182
Navistar International Corp. (a)		203,910	8,878,241
			14,900,423
Road & Rail - 2.33%
AMERCO		18,300	6,514,434
TOTAL INDUSTRIALS			37,740,461

INFORMATION TECHNOLOGY - 9.99%
Communications Equipment - 1.87%
CommScope Holding Company, Inc. (a)		323,300	2,909,700
Telefonaktiebolaget LM Ericsson - ADR		211,900	2,307,591
			5,217,291
Electronic Equipment, Instruments & Components - 4.06%
Arrow Electronics, Inc. (a)		24,800	1,950,768
Avnet, Inc.		104,800	2,708,032
Corning, Inc.		206,800	6,702,388
			11,361,188
IT Services - 2.02%
Euronet Worldwide, Inc. (a)		61,900	5,639,090

Technology Hardware, Storage & Peripherals - 2.04%
Hewlett Packard Enterprise Company		609,700	5,712,889
TOTAL INFORMATION TECHNOLOGY			27,930,458

REAL ESTATE - 0.84%
Equity Real Estate Investment Trusts - 0.84%
Pebblebrook Hotel Trust		106,500	1,334,445
Vornado Realty Trust		30,100	1,014,671
TOTAL REAL ESTATE			2,349,116

UTILITIES - 6.70%
Electric Utilities - 4.24%
NRG Energy, Inc.		248,100	7,626,594
PPL Corp.		154,900	4,214,829
			11,841,423
Independent Power and Renewable Electricity Producers - 2.46%
Vistra Corp.		364,600	6,876,356
TOTAL UTILITIES			18,717,779

Total common stocks (Cost $357,165,919)			277,998,384
Total long-term investments (Cost $357,165,919)			277,998,384
	Principal
SHORT-TERM INVESTMENTS - 0.36%	Amount
Time Deposits - 0.36%
Brown Brothers Harriman & Co., 0.01%, 10/01/2020*		$16,284	16,284
Citigroup, Inc., 0.01%, 10/01/2020*	GBP	758,701	978,993
Total short-term investments (Cost $1,004,839)			995,277

Total investments - 99.84% (Cost $358,170,758)			278,993,661
Other assets in excess of liabilities - 0.16%			448,621
Net assets - 100.00%			$279,442,282

(a)	- Non-income producing security.
(v)
- Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $25,596,643, which represented 9.16% of net assets.  See Security Valuation below.

ADR	- American Depositary Receipt
GBP	- British Pound
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Fixed-income securities are generally valued on the basis of prices obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models.   Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of September 30, 2020:

Level 1 --- Quoted prices in an active market:
Common Stocks	$252,401,741
Time Deposits	995,277
Level 2 --- Other significant observable market inputs:
Common Stocks:
Energy	16,076,812
Industrials	9,519,831
Level 3 --- Significant unobservable inputs	-

Total Investments	$278,993,661

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.